OPERATING EXPENSES - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) employee	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee
Analysis of income and expense [abstract]
Inventory write-down | $	$ 0	$ 0	$ 0
Average number of employees | employee	85	87	83